Legal proceedings and contingencies (Details) - Legal proceedings contingent liability [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	R$ 104,361	R$ 195,854	R$ 148,287
Additions	58,869	18,336	73,909
Reversals	(56,955)	(109,981)	(26,342)
Business combinations	7,246	152
Balance as of ending of the year	113,521	104,361	195,854
Labour [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	22,721	22,484	25,490
Additions	22,744	3,424	2,300
Reversals	(14,731)	(3,251)	(5,306)
Business combinations	721	64
Balance as of ending of the year	31,455	22,721	22,484
Civil [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	21,300	24,664	22,928
Additions	10,006	5,875	7,911
Reversals	(6,647)	(9,327)	(6,175)
Business combinations	481	88
Balance as of ending of the year	25,140	21,300	24,664
Taxes [Member]
IfrsStatementLineItems [Line Items]
Balance as of beginning of the year	60,340	148,706	99,869
Additions	26,119	9,037	63,698
Reversals	(35,577)	(97,403)	(14,861)
Business combinations	6,044
Balance as of ending of the year	R$ 56,926	R$ 60,340	R$ 148,706